Land Use Rights	6 Months Ended
Mar. 31, 2022
Land Use Rights Abstract
LAND USE RIGHTS

NOTE 8 – LAND USE RIGHTS

Land use rights as of March 31, 2022 and September 30, 2021 consisted of the following:

	March 31, 2022	September 30, 2021
Land use rights, cost	$1,748,223	$1,719,978
Less: accumulated amortization	(509,915)	(485,342)
Land use rights, net	$1,238,308	$1,234,636

Amortization expense was $16,525 and $16,063 for the six months ended March 31, 2022 and 2021, respectively.